UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1512

Oppenheimer Capital Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2017

Item 1. Schedule of Investments.

CONSOLIDATED

STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

	Shares	Value
Common Stocks—37.3%
Consumer Discretionary—1.3%
Hotels, Restaurants & Leisure—0.4%
Brinker International, Inc.	308,724	$12,111,242
Media—0.9%
DISH Network Corp., Cl. A1	257,104	16,395,522
Live Nation Entertainment, Inc.[1]	189,520	6,536,545
		22,932,067
Consumer Staples—2.5%
Beverages—0.6%
Coca-Cola Co. (The)	323,580	14,713,183
Tobacco—1.9%
Altria Group, Inc.	386,815	29,181,323
Philip Morris International, Inc.	186,110	22,295,978
		51,477,301
Energy—3.3%
Energy Equipment & Services—0.4%
Halliburton Co.	87,898	3,972,111
Schlumberger Ltd.	99,466	6,921,839
		10,893,950
Oil, Gas & Consumable Fuels—2.9%
Canadian Natural Resources Ltd.	141,686	4,084,282
Chevron Corp.	158,768	16,429,313
ConocoPhillips	283,042	12,649,147
EOG Resources, Inc.	110,930	10,018,088
Exxon Mobil Corp.	44,913	3,615,496
Newfield Exploration Co.[1]	185,992	6,041,020
Noble Energy, Inc.	170,742	4,898,588
Occidental Petroleum Corp.	228,033	13,437,985
Valero Energy Corp.	79,178	4,867,072
		76,040,991
Financials—6.0%
Capital Markets—0.4%
Goldman Sachs Group, Inc. (The)	44,200	9,337,692
Commercial Banks—1.8%
JPMorgan Chase & Co.	96,320	7,912,688
M&T Bank Corp.	195,750	30,629,003
PNC Financial Services Group, Inc. (The)	45,960	5,455,452
Wells Fargo & Co.	99,150	5,070,531
		49,067,674
Insurance—2.2%
Allstate Corp. (The)	377,120	32,560,541

1      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Insurance (Continued)
Chubb Ltd.	187,460	$26,842,397
		59,402,938
Real Estate Investment Trusts (REITs)—1.6%
American Assets Trust, Inc.	126,100	4,924,205
Blackstone Mortgage Trust, Inc., Cl. A	694,630	21,568,261
Macerich Co. (The)	68,030	3,905,602
Starwood Property Trust, Inc.	499,980	11,009,560
		41,407,628
Health Care—5.8%
Biotechnology—0.5%
Shire plc, ADR	75,280	13,002,361
Health Care Equipment & Supplies—0.5%
Medtronic plc	148,650	12,528,222
Health Care Providers & Services—2.3%
Cigna Corp.	104,510	16,850,147
Express Scripts Holding Co.[1]	166,000	9,918,500
HCA Healthcare, Inc.[1]	109,299	8,952,681
UnitedHealth Group, Inc.	148,474	26,009,676
		61,731,004
Pharmaceuticals—2.5%
Allergan plc	82,260	18,405,675
Bristol-Myers Squibb Co.	91,920	4,959,084
Merck & Co., Inc.	217,850	14,184,214
Novartis AG, Sponsored ADR	170,490	13,940,967
Roche Holding AG	54,364	14,936,435
		66,426,375
Industrials—7.0%
Aerospace & Defense—2.8%
L3 Technologies, Inc.	92,170	15,538,940
Lockheed Martin Corp.	94,520	26,572,408
Northrop Grumman Corp.	90,200	23,381,644
Raytheon Co.	60,010	9,842,240
		75,335,232
Airlines—0.3%
United Continental Holdings, Inc.[1]	100,616	8,016,077
Commercial Services & Supplies—1.9%
Johnson Controls International plc	556,261	23,229,459
Republic Services, Inc., Cl. A	417,610	26,564,172
		49,793,631

2      OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value
Construction & Engineering—0.3%
Granite Construction, Inc.	150,160	$7,036,498
Industrial Conglomerates—1.4%
General Electric Co.	736,270	20,159,072
Honeywell International, Inc.	139,630	18,569,394
		38,728,466
Road & Rail—0.2%
Union Pacific Corp.	56,320	6,212,096
Trading Companies & Distributors—0.1%
HD Supply Holdings, Inc.[1]	77,370	3,121,880
Information Technology—4.5%
Communications Equipment—0.8%
Cisco Systems, Inc.	685,622	21,617,662
Internet Software & Services—0.8%
Alphabet, Inc., Cl. A1	22,020	21,735,722
Semiconductors & Semiconductor Equipment—1.4%
QUALCOMM, Inc.	151,890	8,698,740
Xilinx, Inc.	415,852	27,741,487
		36,440,227
Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.	268,695	41,045,848
Materials—2.1%
Chemicals—0.9%
Celanese Corp., Cl. A	191,263	16,553,813
Methanex Corp.	153,579	6,335,134
		22,888,947
Containers & Packaging—1.2%
Packaging Corp. of America	142,600	14,568,016
Sonoco Products Co.	371,330	18,830,144
		33,398,160
Telecommunication Services—2.7%
Diversified Telecommunication Services—2.7%
AT&T, Inc.	737,430	28,413,178
BCE, Inc.	502,030	22,762,040
Verizon Communications, Inc.	455,600	21,249,184
		72,424,402
Utilities—2.1%
Electric Utilities—1.5%
Edison International	197,800	16,134,546

3      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Electric Utilities (Continued)
NextEra Energy, Inc.	112,692	$15,939,156
PG&E Corp.	132,220	9,041,204
		41,114,906
Multi-Utilities—0.6%
CMS Energy Corp.	335,290	15,896,099
Total Common Stocks (Cost $910,500,620)		995,878,481
Preferred Stocks—1.3%
Citigroup Capital XIII, 7.542% Cum., Non-Vtg.[2]	1,060,000	27,666,000
M&T Bank Corp., 6.375% Cum., Series A, Non-Vtg.	1,833	1,878,825
M&T Bank Corp., 6.375% Cum., Series C, Non-Vtg.	4,500	4,657,500
Total Preferred Stocks (Cost $34,582,097)		34,202,325
	Principal Amount
Asset-Backed Securities—7.6%
Airspeed Ltd.:
Series 2007-1A, Cl. G1, 1.259%, 6/15/32[2,3]	$15,425,611	13,131,051
Series 2007-1A, Cl. G2, 1.269%, 6/15/32[2,4]	7,560,092	6,207,690
American Credit Acceptance Receivables Trust:
Series 2014-4, Cl. B, 2.60%, 10/10/17[3]	79,994	80,023
Series 2015-1, Cl. B, 2.85%, 2/12/21[3]	1,312,579	1,315,927
Series 2015-3, Cl. B, 3.56%, 10/12/21[3]	2,130,000	2,147,901
Series 2015-3, Cl. D, 5.86%, 7/12/22[3]	955,000	987,043
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Cl. E, 3.41%, 10/8/20[3]	1,735,000	1,741,753
Series 2013-4, Cl. D, 3.31%, 10/8/19	350,000	354,155
Series 2017-2, Cl. D, 3.42%, 4/18/23	2,065,000	2,085,306
Bear Stearns Structured Products Trust:
Series 2007-EMX1, Cl. A2, 2.324%, 3/25/37[2,3]	5,900,000	5,818,175
Series 2007-EMX1, Cl. M1, 3.024%, 3/25/37[2,3]	8,000,000	7,552,290
Blade Engine Securitization Ltd., Series 2006-1A, Cl. A1, 1.989%, 9/15/41[2,4]	1,321,042	678,785
Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.639%, 8/16/21[2,3]	785,000	789,531
Series 2016-1, Cl. A1, 1.78%, 6/15/22	2,095,000	2,095,151
Series 2016-1, Cl. A2, 1.839%, 6/15/22[2]	4,190,000	4,235,925
Capital Auto Receivables Asset Trust, Series 2014-1, Cl. D, 3.39%, 7/22/19	580,000	587,370
Capital One Multi-Asset Execution Trust:
Series 2016-A1, Cl. A1, 1.439%, 2/15/22[2]	2,690,000	2,707,094
Series 2016-A3, Cl. A3, 1.34%, 4/15/22	2,320,000	2,307,359
CarFinance Capital Auto Trust, Series 2015-1A, Cl. A, 1.75%, 6/15/21[3]	363,580	363,702
CarMax Auto Owner Trust:
Series 2013-2, Cl. D, 2.06%, 11/15/19	315,000	315,121
Series 2015-2, Cl. D, 3.04%, 11/15/21	655,000	659,800
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,975,000	1,997,203
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,300,000	1,307,905
Series 2016-3, Cl. D, 2.94%, 1/17/23	760,000	755,651
Series 2016-4, Cl. D, 2.91%, 4/17/23	1,710,000	1,696,003

4      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Asset-Backed Securities (Continued)
CarMax Auto Owner Trust: (Continued)
Series 2017-1, Cl. D, 3.43%, 7/17/23	$1,565,000	$1,579,587
Chase Issuance Trust, Series 2014-A5, Cl. A5, 1.359%, 4/15/21[2]	1,690,000	1,698,782
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl. A6, 2.15%, 7/15/21	4,420,000	4,466,176
CPS Auto Receivables Trust, Series 2014-C, Cl. A, 1.31%, 2/15/19[3]	85,353	85,337
Credit Acceptance Auto Loan Trust, Series 2014-2A, Cl. B, 2.67%, 9/15/22[3]	910,000	911,999
CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.254%, 4/25/36[2]	2,200,274	2,194,008
Discover Card Execution Note Trust:
Series 2012-A6, Cl. A6, 1.67%, 1/18/22	2,105,000	2,105,441
Series 2016-A1, Cl. A1, 1.64%, 7/15/21	3,855,000	3,861,217
Series 2016-A4, Cl. A4, 1.39%, 3/15/22	4,235,000	4,210,981
Drive Auto Receivables Trust:
Series 2016-BA, Cl. C, 3.19%, 7/15/22[3]	1,040,000	1,053,598
Series 2016-CA, Cl. C, 3.02%, 11/15/21[3]	980,000	993,349
Series 2016-CA, Cl. D, 4.18%, 3/15/24[3]	1,070,000	1,096,069
Series 2017-AA, Cl. C, 2.98%, 1/18/22[3]	2,300,000	2,321,446
Series 2017-AA, Cl. D, 4.16%, 5/15/24[3]	1,410,000	1,436,568
Series 2017-BA, Cl. D, 3.72%, 10/17/22[3]	1,525,000	1,539,521
DT Auto Owner Trust:
Series 2014-2A, Cl. D, 3.68%, 4/15/21[3]	2,551,326	2,574,280
Series 2015-1A, Cl. C, 2.87%, 11/16/20[3]	622,655	625,349
Series 2016-1A, Cl. B, 2.79%, 5/15/20[3]	1,750,000	1,754,509
Series 2016-4A, Cl. E, 6.49%, 9/15/23[3]	495,000	512,717
Series 2017-1A, Cl. D, 3.55%, 11/15/22[3]	1,060,000	1,063,368
Series 2017-1A, Cl. E, 5.79%, 2/15/24[3]	1,025,000	1,034,770
Series 2017-2A, Cl. D, 3.89%, 1/15/23[3]	995,000	1,003,473
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[3]	1,300,235	1,278,394
Evergreen Credit Card Trust, Series 2016-3, Cl. A, 1.489%, 11/16/20[2,3]	3,015,000	3,027,395
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[3]	1,485,000	1,526,363
Series 2014-1A, Cl. C, 3.57%, 7/15/19[3]	956,767	962,360
Series 2014-2A, Cl. B, 2.17%, 5/15/19[3]	437,461	437,549
Series 2014-2A, Cl. C, 3.26%, 12/16/19[3]	985,000	992,247
Fieldstone Mortgage Investment Trust, Series 2004-5, Cl. M3, 3.049%, 2/25/35[2]	6,000,000	5,689,070
First Investors Auto Owner Trust, Series 2013-3A, Cl. B, 2.32%, 10/15/19[3]	1,025,648	1,026,459
Flagship Credit Auto Trust:
Series 2014-1, Cl. D, 4.83%, 6/15/20[3]	200,000	204,822
Series 2014-2, Cl. A, 1.43%, 12/16/19[3]	157,569	157,576
Series 2015-3, Cl. D, 7.12%, 11/15/22[3]	1,725,000	1,822,757
Series 2016-1, Cl. C, 6.22%, 6/15/22[3]	2,410,000	2,585,359
Series 2016-4, Cl. A1, 1.47%, 3/16/20[3]	1,268,824	1,267,610
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[3]	152,781	151,256
GSAMP Trust:
Series 2005-HE4, Cl. M3, 1.544%, 7/25/45[2]	13,300,000	12,354,000
Series 2005-HE5, Cl. M3, 1.484%, 11/25/35[2]	4,060,889	3,726,861
Series 2007-HS1, Cl. M4, 3.274%, 2/25/47[2]	4,849,000	4,894,924

5      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Asset-Backed Securities (Continued)
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Cl. M2, 1.474%, 12/25/35[2]	$5,480,000	$5,298,961
Long Beach Mortgage Loan Trust, Series 2005-WL3, Cl. M1, 1.669%, 11/25/35[2]	2,390,000	2,214,204
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-NC1, Cl. M1, 1.404%, 12/25/35[2]	12,287,000	11,606,171
Navistar Financial Dealer Note Master Owner Trust II:
Series 2015-1, Cl. B, 2.724%, 6/25/20[2,3]	460,000	460,060
Series 2015-1, Cl. D, 4.174%, 6/25/20[2,3]	180,000	180,037
Series 2016-1, Cl. D, 4.324%, 9/27/21[2,3]	495,000	495,830
New Century Home Equity Loan Trust:
Series 2005-1, Cl. M2, 1.744%, 3/25/35[2]	4,383,661	3,770,265
Series 2005-2, Cl. M3, 1.759%, 6/25/35[2]	5,500,000	4,984,798
RASC Series Trust, Series 2006-KS2, Cl. M2, 1.414%, 3/25/36[2]	4,875,000	4,576,370
Raspro Trust, Series 2005-1A, Cl. G, 1.552%, 3/23/24[2,4]	4,259,748	4,174,553
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[3]	2,055,000	2,075,706
Series 2013-A, Cl. E, 4.71%, 1/15/21[3]	1,530,000	1,555,547
Series 2016-2, Cl. D, 3.39%, 4/15/22	720,000	732,463
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,085,000	1,086,720
Series 2017-1, Cl. E, 5.05%, 7/15/24[3]	1,300,000	1,323,273
Series 2017-2, Cl. D, 3.49%, 7/17/23	390,000	390,463
SG Mortgage Securities Trust, Series 2005-OPT1, Cl. M2, 1.474%, 10/25/35[2]	6,129,000	5,383,003
SNAAC Auto Receivables Trust, Series 2014-1A, Cl. D, 2.88%, 1/15/20[3]	580,560	581,151
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[3]	1,075,000	1,077,664
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[3]	701,591	691,812
United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[3]	773,414	774,653
Westlake Automobile Receivables Trust, Series 2015-2A, Cl. C, 2.45%, 1/15/21[3]	1,420,000	1,425,124
World Financial Network Credit Card Master Trust:
Series 2012-D, Cl. A, 2.15%, 4/17/23	1,040,000	1,048,813
Series 2016-B, Cl. A, 1.44%, 6/15/22	2,455,000	2,449,827
Series 2017-A, Cl. A, 2.12%, 3/15/24	2,775,000	2,774,707
Total Asset-Backed Securities (Cost $198,960,857)		203,277,636
Mortgage-Backed Obligations—24.9%
Government Agency—17.8%
FHLMC/FNMA/FHLB/Sponsored—17.3%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	206,515	211,825
5.00%, 12/1/34	47,798	52,898
6.00%, 5/1/18	4,032	4,041
6.50%, 7/1/28-4/1/34	130,392	145,078
7.00%, 10/1/31	112,368	126,186
9.00%, 8/1/22-5/1/25	5,777	6,231
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183,Cl. IO, 55.636%, 4/1/27[5]	88,854	18,372

6      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 192,Cl. IO, 97.078%, 2/1/28[5]	$29,749	$5,671
Series 243,Cl. 6, 0.00%, 12/15/32[5,6]	95,932	17,861
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	2,373,987	2,394,347
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.- Backed Security, Series 176, Cl. PO, 4.127%, 6/1/26[7]	31,846	29,793
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2034,Cl. Z, 6.50%, 2/15/28	67,167	74,684
Series 2043,Cl. ZP, 6.50%, 4/15/28	315,249	351,529
Series 2053,Cl. Z, 6.50%, 4/15/28	62,379	69,635
Series 2279,Cl. PK, 6.50%, 1/15/31	125,132	140,221
Series 2326,Cl. ZP, 6.50%, 6/15/31	62,108	69,496
Series 2427,Cl. ZM, 6.50%, 3/15/32	232,771	257,730
Series 2461,Cl. PZ, 6.50%, 6/15/32	279,678	327,420
Series 2564,Cl. MP, 5.00%, 2/15/18	202,226	203,778
Series 2585,Cl. HJ, 4.50%, 3/15/18	101,517	103,998
Series 2626,Cl. TB, 5.00%, 6/15/33	270,582	288,394
Series 2635,Cl. AG, 3.50%, 5/15/32	71,806	74,362
Series 2707,Cl. QE, 4.50%, 11/15/18	180,326	182,800
Series 2770,Cl. TW, 4.50%, 3/15/19	25,655	26,374
Series 3010,Cl. WB, 4.50%, 7/15/20	142,638	145,902
Series 3025,Cl. SJ, 21.123%, 8/15/35[2]	35,005	52,379
Series 3030,Cl. FL, 1.389%, 9/15/35[2]	507,113	508,879
Series 3645,Cl. EH, 3.00%, 12/15/20	13,539	13,682
Series 3741,Cl. PA, 2.15%, 2/15/35	932,555	935,164
Series 3815,Cl. BD, 3.00%, 10/15/20	17,112	17,218
Series 3822,Cl. JA, 5.00%, 6/15/40	124,453	129,807
Series 3840,Cl. CA, 2.00%, 9/15/18	13,275	13,278
Series 3848,Cl. WL, 4.00%, 4/15/40	487,056	505,407
Series 3857,Cl. GL, 3.00%, 5/15/40	41,286	42,348
Series 4221,Cl. HJ, 1.50%, 7/15/23	1,087,674	1,081,172
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2130,Cl. SC, 91.017%, 3/15/29[5]	72,528	13,037
Series 2796,Cl. SD, 99.999%, 7/15/26[5]	122,439	17,748
Series 2815,Cl. PT, 99.999%, 11/15/32[5]	434,991	8,540
Series 2920,Cl. S, 57.605%, 1/15/35[5]	706,052	136,841
Series 2922,Cl. SE, 24.099%, 2/15/35[5]	175,799	35,445
Series 2937,Cl. SY, 20.633%, 2/15/35[5]	2,083,634	339,050
Series 2981,Cl. AS, 9.794%, 5/15/35[5]	1,435,135	227,858
Series 3397,Cl. GS, 0.00%, 12/15/37[5,6]	336,298	63,960
Series 3424,Cl. EI, 0.00%, 4/15/38[5,6]	119,609	12,833
Series 3450,Cl. BI, 20.526%, 5/15/38[5]	831,745	138,033
Series 3606,Cl. SN, 23.106%, 12/15/39[5]	364,057	61,542
Federal National Mortgage Assn.:
3.00%, 6/1/32[8]	33,770,000	34,823,993
3.50%, 6/1/32[8]	14,805,000	15,494,358
3.50%, 6/1/47[8]	75,580,000	78,015,333

7      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn.: (Continued) 4.00%, 6/1/47[8]	$170,175,000	$179,694,169
4.50%, 6/1/47[8]	99,255,000	106,985,500
5.00%, 6/1/47[8]	17,750,000	19,514,253
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	37,071	38,057
5.50%, 2/1/35-4/1/39	1,097,765	1,228,161
6.50%, 8/1/17-11/1/31	354,824	401,221
7.00%, 11/1/17-7/1/35	40,605	44,111
7.50%, 1/1/33-3/1/33	1,689,586	2,008,452
8.50%, 7/1/32	6,739	7,295
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222,Cl. 2, 99.999%, 6/25/23[5]	189,940	26,766
Series 252,Cl. 2, 99.999%, 11/25/23[5]	169,498	27,330
Series 303,Cl. IO, 73.688%, 11/25/29[5]	82,449	20,843
Series 308,Cl. 2, 39.341%, 9/25/30[5]	201,067	54,740
Series 320,Cl. 2, 34.81%, 4/25/32[5]	730,405	199,801
Series 321,Cl. 2, 0.00%, 4/25/32[5,6]	501,433	113,941
Series 331,Cl. 9, 22.389%, 2/25/33[5]	198,954	41,878
Series 334,Cl. 17, 15.676%, 2/25/33[5]	107,455	21,707
Series 339,Cl. 12, 0.00%, 6/25/33[5,6]	352,502	85,041
Series 339,Cl. 7, 0.00%, 11/25/33[5,6]	426,967	84,569
Series 343,Cl. 13, 0.00%, 9/25/33[5,6]	376,055	81,904
Series 343,Cl. 18, 0.00%, 5/25/34[5,6]	104,802	21,457
Series 345,Cl. 9, 0.00%, 1/25/34[5,6]	170,432	34,265
Series 351,Cl. 10, 0.00%, 4/25/34[5,6]	116,177	23,476
Series 351,Cl. 8, 0.00%, 4/25/34[5,6]	202,079	40,789
Series 356,Cl. 10, 0.00%, 6/25/35[5,6]	144,467	28,675
Series 356,Cl. 12, 0.00%, 2/25/35[5,6]	70,481	15,629
Series 362,Cl. 13, 0.00%, 8/25/35[5,6]	257,822	52,523
Series 364,Cl. 16, 0.00%, 9/25/35[5,6]	307,339	58,645
Series 365,Cl. 16, 0.00%, 3/25/36[5,6]	684,907	138,989
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-87,Cl. Z, 6.50%, 6/25/23	164,762	178,602
Series 1998-61,Cl. PL, 6.00%, 11/25/28	88,956	101,001
Series 1999-54,Cl. LH, 6.50%, 11/25/29	136,134	156,656
Series 2001-51,Cl. OD, 6.50%, 10/25/31	222,461	243,691
Series 2003-100,Cl. PA, 5.00%, 10/25/18	415,724	421,233
Series 2003-130,Cl. CS, 12.053%, 12/25/33[2]	107,028	117,683
Series 2003-28,Cl. KG, 5.50%, 4/25/23	376,258	407,797
Series 2003-84,Cl. GE, 4.50%, 9/25/18	26,610	26,935
Series 2004-101,Cl. BG, 5.00%, 1/25/20	19	19
Series 2004-25,Cl. PC, 5.50%, 1/25/34	111,311	113,988
Series 2005-104,Cl. MC, 5.50%, 12/25/25	1,958,288	2,129,098
Series 2005-31,Cl. PB, 5.50%, 4/25/35	1,430,000	1,632,992
Series 2005-73,Cl. DF, 1.274%, 8/25/35[2]	844,842	848,374
Series 2006-11,Cl. PS, 20.814%, 3/25/36[2]	113,064	166,357
Series 2006-46,Cl. SW, 20.446%, 6/25/36[2]	85,607	114,957
Series 2006-50,Cl. KS, 20.447%, 6/25/36[2]	164,836	239,113

8      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2006-50,Cl. SK, 20.447%, 6/25/36[2]	$32,832	$45,846
Series 2008-75,Cl. DB, 4.50%, 9/25/23	126,433	128,033
Series 2009-113,Cl. DB, 3.00%, 12/25/20	344,076	346,625
Series 2009-36,Cl. FA, 1.964%, 6/25/37[2]	205,934	210,413
Series 2009-37,Cl. HA, 4.00%, 4/25/19	112,813	113,581
Series 2009-70,Cl. TL, 4.00%, 8/25/19	411,241	414,124
Series 2010-43,Cl. KG, 3.00%, 1/25/21	179,218	181,044
Series 2011-15,Cl. DA, 4.00%, 3/25/41	122,346	126,865
Series 2011-3,Cl. EL, 3.00%, 5/25/20	565,918	570,010
Series 2011-3,Cl. KA, 5.00%, 4/25/40	649,335	698,814
Series 2011-38,Cl. AH, 2.75%, 5/25/20	13,510	13,568
Series 2011-82,Cl. AD, 4.00%, 8/25/26	378,925	384,512
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-15,Cl. SA, 99.999%, 3/17/31[5]	35,337	3,075
Series 2001-65,Cl. S, 44.612%, 11/25/31[5]	182,354	36,831
Series 2001-81,Cl. S, 41.144%, 1/25/32[5]	46,608	10,089
Series 2002-47,Cl. NS, 27.807%, 4/25/32[5]	109,065	25,779
Series 2002-51,Cl. S, 28.037%, 8/25/32[5]	100,137	21,055
Series 2002-52,Cl. SD, 59.975%, 9/25/32[5]	154,468	30,521
Series 2002-60,Cl. SM, 26.935%, 8/25/32[5]	147,553	25,042
Series 2002-7,Cl. SK, 32.991%, 1/25/32[5]	44,573	8,641
Series 2002-75,Cl. SA, 34.837%, 11/25/32[5]	218,572	48,831
Series 2002-77,Cl. BS, 27.065%, 12/18/32[5]	94,653	23,688
Series 2002-77,Cl. SH, 46.591%, 12/18/32[5]	66,747	13,823
Series 2002-89,Cl. S, 65.068%, 1/25/33[5]	369,349	86,459
Series 2002-9,Cl. MS, 29.073%, 3/25/32[5]	60,839	12,316
Series 2002-90,Cl. SN, 27.717%, 8/25/32[5]	75,980	12,894
Series 2002-90,Cl. SY, 32.652%, 9/25/32[5]	37,396	6,996
Series 2003-33,Cl. SP, 37.86%, 5/25/33[5]	201,533	47,919
Series 2003-46,Cl. IH, 0.00%, 6/25/23[5,6]	336,013	34,357
Series 2004-54,Cl. DS, 99.999%, 11/25/30[5]	144,366	24,354
Series 2004-56,Cl. SE, 16.541%, 10/25/33[5]	270,396	54,104
Series 2005-12,Cl. SC, 36.964%, 3/25/35[5]	81,516	13,446
Series 2005-19,Cl. SA, 62.002%, 3/25/35[5]	1,723,281	313,042
Series 2005-40,Cl. SA, 66.591%, 5/25/35[5]	380,311	59,906
Series 2005-52,Cl. JH, 39.937%, 5/25/35[5]	920,257	143,572
Series 2005-6,Cl. SE, 99.999%, 2/25/35[5]	726,794	123,800
Series 2005-93,Cl. SI, 18.655%, 10/25/35[5]	418,005	65,861
Series 2008-55,Cl. SA, 0.00%, 7/25/38[5,6]	194,202	24,173
Series 2009-8,Cl. BS, 29.296%, 2/25/24[5]	22,792	1,075
Series 2011-96,Cl. SA, 1.604%, 10/25/41[5]	1,008,810	178,761
Series 2012-134,Cl. SA, 8.105%, 12/25/42[5]	2,922,623	614,081
Series 2012-40,Cl. PI, 4.099%, 4/25/41[5]	3,059,285	457,945

9      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped
Mtg.-Backed Security, Series 1993-184, Cl. M, 5.135%, 9/25/23[7]	$74,152	$69,330
		461,834,415
GNMA/Guaranteed—0.5%
Government National Mortgage Assn. I Pool, 8.50%, 8/15/17-12/15/17	45	45
Government National Mortgage Assn. II Pool, 4%, 6/1/47[8]	12,335,000	13,051,972
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15,Cl. SM, 99.999%, 2/16/32[5]	184,146	26,012
Series 2002-41,Cl. GS, 99.999%, 6/16/32[5]	48,968	4,177
Series 2002-76,Cl. SY, 99.999%, 12/16/26[5]	406,989	60,130
Series 2007-17,Cl. AI, 49.463%, 4/16/37[5]	1,592,272	303,317
Series 2011-52,Cl. HS, 28.073%, 4/16/41[5]	1,833,467	293,143
		13,738,796
Non-Agency—7.1%
Commercial—2.6%
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 3.096%, 3/26/36[2,3]	1,658,485	1,660,566
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.69%, 9/26/35[2,3]	542,597	544,848
CD Commercial Mortgage Trust:
Series 2016-CD2,Cl. AM, 3.668%, 11/10/49[2]	1,035,000	1,085,234
Series 2017-CD3,Cl. AS, 3.833%, 2/10/50	1,475,000	1,558,069
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.245%, 1/25/36[2]	1,007,287	965,553
COMM Mortgage Trust:
Series 2013-CR6,Cl. AM, 3.147%, 3/10/46[3]	1,520,000	1,547,233
Series 2013-CR7,Cl. D, 4.353%, 3/10/46[2,3]	2,075,000	1,640,254
Series 2014-CR21,Cl. AM, 3.987%, 12/10/47	4,410,000	4,671,037
Series 2014-LC15,Cl. AM, 4.198%, 4/10/47	980,000	1,048,146
Series 2014-UBS6,Cl. AM, 4.048%, 12/10/47	3,020,000	3,177,617
Series 2015-CR23,Cl. AM, 3.801%, 5/10/48	1,760,000	1,834,490
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0.00%, 12/10/45[2,5]	5,346,345	332,128
CSMC, Series 2006-6, Cl. 1A4, 6%, 7/25/36	1,223,276	996,941
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Cl. AM, 3.539%, 5/10/49	945,000	967,467
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Cl. 1A6, 1.674%, 11/25/35[2]	539,977	372,619
FREMF Mortgage Trust:
Series 2013-K25,Cl. C, 3.619%, 11/25/45[2,3]	350,000	351,929
Series 2013-K26,Cl. C, 3.598%, 12/25/45[2,3]	460,000	460,800
Series 2013-K27,Cl. C, 3.497%, 1/25/46[2,3]	400,000	398,446
Series 2013-K28,Cl. C, 3.49%, 6/25/46[2,3]	2,460,000	2,448,447
Series 2013-K502,Cl. C, 2.865%, 3/25/45[2,3]	720,000	719,474
Series 2013-K712,Cl. C, 3.365%, 5/25/45[2,3]	730,000	735,482
Series 2013-K713,Cl. C, 3.165%, 4/25/46[2,3]	480,000	484,665

10      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2014-K714,Cl. C, 3.849%, 1/25/47[2,3]	$325,000	$331,063
Series 2014-K715,Cl. C, 4.126%, 2/25/46[2,3]	155,000	159,181
Series 2015-K44,Cl. B, 3.684%, 1/25/48[2,3]	170,000	172,125
Series 2017-K62,Cl. B, 3.875%, 1/25/50[2,3]	150,000	149,619
GS Mortgage Securities Trust, Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	455,000	498,241
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[2,3]	1,302,806	1,244,228
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10,Cl. AS, 3.372%, 12/15/47	2,090,000	2,133,448
Series 2013-C16,Cl. AS, 4.517%, 12/15/46	2,005,000	2,174,089
Series 2013-LC11,Cl. AS, 3.216%, 4/15/46	270,000	273,497
Series 2014-C20,Cl. AS, 4.043%, 7/15/47	1,570,000	1,655,776
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.412%, 7/25/35[2]	967,705	973,115
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 3.193%, 7/26/36[2,3]	1,000,720	949,707
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24,Cl. B, 4.116%, 11/15/47[2]	1,945,000	2,035,637
Series 2014-C25,Cl. AS, 4.065%, 11/15/47	3,600,000	3,801,259
Series 2014-C26,Cl. AS, 3.80%, 1/15/48	1,775,000	1,842,555
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Cl. AS, 3.385%, 12/15/49	1,480,000	1,493,164
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9,Cl. AS, 3.456%, 5/15/46	1,670,000	1,718,451
Series 2014-C14,Cl. B, 4.639%, 2/15/47[2]	80,000	86,443
Series 2014-C19,Cl. AS, 3.832%, 12/15/47	3,650,000	3,811,324
Series 2016-C30,Cl. AS, 3.175%, 9/15/49	2,555,000	2,528,040
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.681%, 11/26/36[2,3]	1,880,049	1,614,523
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.022%, 6/26/46[2,3]	1,197,570	1,198,810
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.017%, 7/26/45[2,3]	209,244	214,061
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.268%, 8/25/34[2]	519,467	521,116
Wells Fargo Commercial Mortgage Trust:
Series 2015-C29,Cl. AS, 4.013%, 6/15/48[2]	1,250,000	1,321,949
Series 2016-C37,Cl. AS, 4.018%, 12/15/49	2,665,000	2,830,822
WF-RBS Commercial Mortgage Trust:
Series 2012-C7,Cl. E, 4.833%, 6/15/45[2,3]	500,000	417,428
Series 2013-C14,Cl. AS, 3.488%, 6/15/46	1,045,000	1,078,915
Series 2014-C20,Cl. AS, 4.176%, 5/15/47	905,000	969,490
Series 2014-LC14,Cl. AS, 4.351%, 3/15/47[2]	1,000,000	1,076,644
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/44[2,3,5]	12,726,106	484,597
		67,760,762

11      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential—4.5%
Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3, 1.804%, 6/25/35[2]	$4,000,000	$3,849,684
Banc of America Funding Trust:
Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	166,736	155,188
Series 2007-C,Cl. 1A4, 3.186%, 5/20/36[2]	179,419	164,060
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	538,046	494,895
Bear Stearns ARM Trust:
Series 2005-2,Cl. A1, 3.26%, 3/25/35[2]	1,600,614	1,618,767
Series 2005-9,Cl. A1, 2.83%, 10/25/35[2]	1,059,950	1,029,680
Series 2006-1,Cl. A1, 2.91%, 2/25/36[2]	1,578,494	1,577,178
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE9,Cl. M2, 2.824%, 11/25/34[2]	1,747,054	1,707,627
Series 2005-HE6,Cl. M2, 2.029%, 6/25/35[2]	3,593,027	3,590,751
CHL Mortgage Pass-Through Trust:
Series 2005-26,Cl. 1A8, 5.50%, 11/25/35	621,576	573,355
Series 2006-6,Cl. A3, 6.00%, 4/25/36	306,049	274,066
Citigroup Mortgage Loan Trust, Inc.:
Series 2004-OPT1,Cl. M3, 1.969%, 10/25/34[2]	3,750,000	3,662,370
Series 2006-AR1,Cl. 1A1, 3.21%, 10/25/35[2]	2,910,823	2,913,457
Connecticut Avenue Securities:
Series 2014-C01,Cl. M1, 2.624%, 1/25/24[2]	293,835	297,114
Series 2014-C02,Cl. 1M1, 1.974%, 5/25/24[2]	1,240,323	1,245,633
Series 2014-C02,Cl. 2M1, 1.974%, 5/25/24[2]	361,204	361,857
Series 2014-C03,Cl. 1M1, 2.224%, 7/25/24[2]	1,213,721	1,216,472
Series 2014-C03,Cl. 2M1, 2.224%, 7/25/24[2]	490,364	491,439
Series 2015-C03,Cl. 2M1, 2.524%, 7/25/25[2]	53,295	53,379
Series 2015-C04,Cl. 1M1, 2.624%, 4/25/28[2]	1,136,803	1,139,521
Series 2016-C03,Cl. 1M1, 3.024%, 10/25/28[2]	135,751	138,324
Series 2016-C03,Cl. 2M1, 3.224%, 10/25/28[2]	381,506	387,113
Series 2016-C06,Cl. 1M1, 2.324%, 4/25/29[2]	2,140,410	2,163,673
Series 2016-C07,Cl. 2M1, 2.324%, 4/25/29[2]	1,483,658	1,492,549
Series 2016-C07,Cl. 2M2, 5.374%, 4/25/29[2]	870,000	952,810
Series 2017-C01,Cl. 1M2, 4.574%, 7/25/29[2]	2,450,000	2,588,971
Series 2017-C02,Cl. 2M1, 2.174%, 9/25/29[2]	2,256,449	2,268,971
Series 2017-C02,Cl. 2M2, 4.674%, 9/25/29[2]	2,305,000	2,435,352
Series 2017-C03,Cl. 1M1, 1.974%, 10/25/29[2]	835,000	837,826
Countrywide Alternative Loan Trust:
Series 2005-21CB,Cl. A7, 5.50%, 6/25/35	811,275	770,229
Series 2005-J10,Cl. 1A17, 5.50%, 10/25/35	3,045,207	2,787,025
GMACM Home Equity Loan Trust, Series 2007-HE2, Cl. A2, 6.054%, 12/25/37[2]	9,839	9,675
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.232%, 7/25/35[2]	307,542	309,318
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.334%, 7/25/35[2]	414,335	411,117
Impac Secured Assets CMN Owner Trust, Series 2004-4, Cl. M4, 2.449%, 2/25/35[2]	5,000,000	4,717,683
RAMP Trust:
Series 2005-RS2,Cl. M4, 1.744%, 2/25/35[2]	4,469,000	4,166,202

12      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Residential (Continued)
RAMP Trust: (Continued)
Series 2005-RS6,Cl. M4, 1.999%, 6/25/35[2]	$5,700,000	$5,526,106
Series 2006-EFC1,Cl. M2, 1.424%, 2/25/36[2]	5,490,000	5,249,093
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN1,Cl. M1, 4.424%, 7/25/23[2]	1,032,298	1,045,772
Series 2014-DN1,Cl. M1, 2.024%, 2/25/24[2]	14,660	14,664
Series 2014-HQ2,Cl. M2, 3.224%, 9/25/24[2]	2,255,000	2,320,044
Series 2015-HQA2,Cl. M2, 3.824%, 5/25/28[2]	305,621	316,074
Series 2016-DNA1,Cl. M2, 3.924%, 7/25/28[2]	500,000	521,271
Series 2016-DNA2,Cl. M1, 2.274%, 10/25/28[2]	2,910,724	2,917,496
Series 2016-DNA3,Cl. M1, 2.124%, 12/25/28[2]	1,501,289	1,506,749
Series 2016-DNA4,Cl. M1, 1.824%, 3/25/29[2]	1,136,600	1,139,168
Series 2016-DNA4,Cl. M3, 4.824%, 3/25/29[2]	2,290,000	2,492,934
Series 2016-HQA2,Cl. M1, 2.224%, 11/25/28[2]	1,051,417	1,054,562
Series 2016-HQA3,Cl. M1, 1.824%, 3/25/29[2]	4,556,957	4,565,574
Series 2016-HQA3,Cl. M3, 4.874%, 3/25/29[2]	2,180,000	2,356,357
Series 2016-HQA4,Cl. M1, 1.824%, 4/25/29[2]	2,340,010	2,342,970
Series 2016-HQA4,Cl. M3, 4.924%, 4/25/29[2]	2,270,000	2,455,533
Series 2017-DNA1,Cl. M1, 2.224%, 7/25/29[2]	1,663,908	1,678,122
Series 2017-DNA1,Cl. M2, 4.274%, 7/25/29[2]	2,305,000	2,395,697
Series 2017-HQA1,Cl. M1, 2.224%, 8/25/29[2]	1,765,902	1,777,566
Series 2017-HQA1,Cl. M2, 4.574%, 8/25/29[2]	2,405,000	2,531,221
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007- GEL2, Cl. A2, 1.344%, 5/25/37[2,3]	11,990,570	11,686,482
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10,Cl. A7, 2.838%, 10/25/33[2]	502,049	514,384
Series 2005-AR14,Cl. 1A4, 2.814%, 12/25/35[2]	655,668	638,554
Series 2005-AR16,Cl. 1A1, 2.876%, 12/25/35[2]	713,208	693,255
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR13,Cl. 1A5, 3.172%, 5/25/35[2]	418,291	420,950
Series 2005-AR15,Cl. 1A2, 2.981%, 9/25/35[2]	1,204,195	1,172,248
Series 2005-AR15,Cl. 1A6, 2.981%, 9/25/35[2]	622,563	596,447
Series 2005-AR4,Cl. 2A2, 3.312%, 4/25/35[2]	2,943,808	2,959,478
Series 2006-AR10,Cl. 1A1, 3.177%, 7/25/36[2]	395,725	383,780
Series 2006-AR10,Cl. 5A5, 3.193%, 7/25/36[2]	1,960,363	1,965,214
Series 2006-AR2,Cl. 2A3, 3.096%, 3/25/36[2]	261,535	262,753
Series 2006-AR7,Cl. 2A4, 3.33%, 5/25/36[2]	130,801	125,716
Series 2006-AR8,Cl. 2A1, 3.134%, 4/25/36[2]	1,852,500	1,863,563
Series 2006-AR8,Cl. 2A4, 3.134%, 4/25/36[2]	354,920	357,039
Series 2007-16,Cl. 1A1, 6.00%, 12/28/37	314,256	329,217
		121,029,384
Total Mortgage-Backed Obligations (Cost $653,324,049)		664,363,357

U.S. Government Obligations—0.2%
United States Treasury Nts.:
0.75%, 2/28/18[9]	202,000	201,345
1.50%, 5/31/19[9,10]	4,530,000	4,549,728
Total U.S. Government Obligations (Cost $4,743,546)		4,751,073

13      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes—21.6%
Consumer Discretionary—2.6%
Automobiles—0.6%
Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts., 5/5/20[3]	$1,947,000	$1,949,885
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,137,000	1,729,849
Ford Motor Credit Co. LLC, 3.664% Sr. Unsec. Nts., 9/8/24	2,947,000	2,941,315
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	1,101,000	1,207,935
General Motors Financial Co., Inc., 3% Sr. Unsec. Nts., 9/25/17	2,330,000	2,339,520
Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	616,000	645,418
Hyundai Capital America, 1.75% Sr. Unsec. Nts., 9/27/19[3]	2,363,000	2,328,380
Nissan Motor Acceptance Corp., 1.55% Sr. Unsec. Nts., 9/13/19[3]	566,000	559,411
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[3]	2,198,000	2,318,230
		16,019,943
Diversified Consumer Services—0.1%
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	2,106,000	2,226,884
Hotels, Restaurants & Leisure—0.2%
Aramark Services, Inc., 5% Sr. Unsec. Nts., 4/1/25[3]	1,150,000	1,210,375
Marriott International, Inc.:
3.25% Sr. Unsec. Nts., 9/15/22	975,000	1,005,126
6.375% Sr. Unsec. Nts., 6/15/17	2,114,000	2,116,905
Wyndham Worldwide Corp., 4.15% Sr. Unsec. Nts., 4/1/24	1,589,000	1,640,984
		5,973,390
Household Durables—0.4%
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	2,283,000	2,356,398
Newell Brands, Inc.:
2.15% Sr. Unsec. Nts., 10/15/18	1,412,000	1,419,886
5.00% Sr. Unsec. Nts., 11/15/23	2,306,000	2,479,960
5.50% Sr. Unsec. Nts., 4/1/46	546,000	647,055
PulteGroup, Inc., 5% Sr. Unsec. Nts., 1/15/27	1,853,000	1,887,744
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	1,720,000	1,767,300
4.875% Sr. Unsec. Nts., 11/15/25	362,000	377,385
Whirlpool Corp., 1.65% Sr. Unsec. Nts., 11/1/17	510,000	510,320
		11,446,048
Internet & Catalog Retail—0.2%
Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	675,000	792,269
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	3,825,000	3,792,338
		4,584,607
Leisure Equipment & Products—0.1%
Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	2,288,000	2,288,066
Media—0.5%
21st Century Fox America, Inc., 4.75% Sr. Unsec. Nts., 11/15/46	938,000	974,416

14      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Media (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375% Sr. Sec. Nts., 5/1/47[3]	$1,643,000	$1,718,616
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,025,000	1,384,611
Historic TW, Inc., 9.15% Debs., 2/1/23	560,000	725,102
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	790,000	840,107
Sky plc:
3.75% Sr. Unsec. Nts., 9/16/24[3]	1,054,000	1,086,966
6.10% Sr. Unsec. Nts., 2/15/18[3]	752,000	774,692
Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	2,350,000	2,351,455
Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	1,218,000	1,168,520
Time Warner, Inc., 3.875% Sr. Unsec. Nts., 1/15/26	100,000	101,364
Viacom, Inc.:
2.25% Sr. Unsec. Nts., 2/4/22	462,000	449,418
3.45% Sr. Unsec. Nts., 10/4/26	559,000	541,386
4.375% Sr. Unsec. Nts., 3/15/43	1,486,000	1,311,756
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[3]	1,502,000	1,533,918
		14,962,327
Multiline Retail—0.1%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	2,140,000	2,276,960
Specialty Retail—0.3%
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	412,000	409,488
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	1,381,000	1,506,981
L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	784,000	836,920
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,085,000	2,128,374
Sally Holdings LLC/Sally Capital, Inc., 5.625% Sr. Unsec. Nts., 12/1/25	1,165,000	1,199,950
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,073,000	1,030,538
		7,112,251
Textiles, Apparel & Luxury Goods—0.1%
Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[3]	1,572,000	1,583,790
Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25	999,000	1,045,204
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	1,029,000	1,065,015
		3,694,009
Consumer Staples—1.5%
Beverages—0.4%
Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	2,720,000	2,728,192
3.65% Sr. Unsec. Nts., 2/1/26	439,000	452,301
4.90% Sr. Unsec. Nts., 2/1/46	545,000	606,597
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	1,561,000	2,413,815
Molson Coors Brewing Co.:
2.10% Sr. Unsec. Nts., 7/15/21	2,019,000	1,993,094
4.20% Sr. Unsec. Nts., 7/15/46	598,000	576,200

15      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[3]	$1,715,000	$1,838,655
		10,608,854
Food & Staples Retailing—0.2%
Koninklijke Ahold Delhaize NV, 6.50% Sr. Unsec. Nts., 6/15/17	1,514,000	1,515,917
Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	156,000	156,286
6.40% Sr. Unsec. Nts., 8/15/17	2,083,000	2,102,538
6.90% Sr. Unsec. Nts., 4/15/38	546,000	723,582
Walgreens Boots Alliance, Inc., 1.75% Sr. Unsec. Nts., 5/30/18	1,598,000	1,611,625
		6,109,948
Food Products—0.7%
Bunge Ltd. Finance Corp.:
3.20% Sr. Unsec. Nts., 6/15/17	1,055,000	1,055,516
3.25% Sr. Unsec. Nts., 8/15/26	1,427,000	1,365,887
8.50% Sr. Unsec. Nts., 6/15/19	1,820,000	2,041,796
Ingredion, Inc., 1.80% Sr. Unsec. Nts., 9/25/17	2,370,000	2,369,976
Kraft Heinz Foods Co.:
3.95% Sr. Unsec. Nts., 7/15/25	1,343,000	1,385,937
4.375% Sr. Unsec. Nts., 6/1/46	1,433,000	1,374,994
Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[3]	1,203,000	1,239,090
Mondelez International Holdings Netherlands BV, 1.625% Sr. Unsec. Nts., 10/28/19[3]	2,329,000	2,300,735
Smithfield Foods, Inc., 2.70% Sr. Unsec. Nts., 1/31/20[3]	2,326,000	2,345,211
TreeHouse Foods, Inc., 6% Sr. Unsec. Nts., 2/15/24[3]	1,110,000	1,190,475
Tyson Foods, Inc., 3.55% Sr. Unsec. Nts., 6/2/27[8]	1,139,000	1,150,413
		17,820,030
Tobacco—0.2%
Altria Group, Inc., 3.875% Sr. Unsec. Nts., 9/16/46	1,424,000	1,363,189
Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[3]	2,365,000	2,366,509
Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	777,000	943,255
		4,672,953
Energy—1.9%
Energy Equipment & Services—0.2%
Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	501,000	540,745
Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	921,000	977,189
Schlumberger Holdings Corp.:
1.90% Sr. Unsec. Nts., 12/21/17[3]	2,205,000	2,209,983
4.00% Sr. Unsec. Nts., 12/21/25[3]	1,276,000	1,349,669
		5,077,586
Oil, Gas & Consumable Fuels—1.7%
Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	431,000	411,593
6.20% Sr. Unsec. Nts., 3/15/40	423,000	488,566

16      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	$650,000	$663,818
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	1,166,000	1,253,370
BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	2,326,000	2,323,516
Buckeye Partners LP, 3.95% Sr. Unsec. Nts., 12/1/26	557,000	562,874
Cenovus Energy, Inc., 5.40% Sr. Unsec. Nts., 6/15/47[3]	443,000	429,990
Chevron Corp., 1.561% Sr. Unsec. Nts., 5/16/19	2,300,000	2,296,343
Cimarex Energy Co., 3.90% Sr. Unsec. Nts., 5/15/27	1,341,000	1,363,242
Columbia Pipeline Group, Inc., 4.50% Sr. Unsec. Nts., 6/1/25	1,109,000	1,191,918
ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	280,000	314,451
5.95% Sr. Unsec. Nts., 3/15/46	523,000	665,992
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	641,000	641,294
Energy Transfer LP, 5.30% Sr. Unsec. Nts., 4/15/47	638,000	645,673
EnLink Midstream Partners LP, 4.85% Sr. Unsec. Nts., 7/15/26	566,000	598,047
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	541,000	580,628
4.90% Sr. Unsec. Nts., 5/15/46	246,000	263,005
Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45	1,799,000	1,924,444
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts., 11/9/20[3]	15,300,000	16,847,595
Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	621,000	638,762
ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	1,020,000	1,101,713
Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	989,000	987,261
Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts., 3/15/28[3]	1,157,000	1,173,942
Shell International Finance BV, 4% Sr. Unsec. Nts., 5/10/46	790,000	781,079
Tesoro Corp., 5.125% Sr. Unsec. Nts., 12/15/26[3]	2,286,000	2,457,450
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.25% Sr. Unsec. Nts., 1/15/25	1,660,000	1,761,675
TransCanada PipeLines Ltd., 1.625% Sr. Unsec. Nts., 11/9/17	2,119,000	2,119,920
Williams Partners LP, 3.75% Sr. Unsec. Nts., 6/15/27	949,000	948,516
		45,436,677
Financials—9.5%
Capital Markets—2.1%
Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[3]	1,741,000	1,776,960
Bank of New York Mellon Corp. (The), 3% Sub. Nts., 10/30/28	966,000	941,471
Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	2,243,000	2,281,115
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts., 9/9/24	1,325,000	1,371,913
Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	860,000	913,868
E*TRADE Financial Corp., 5.875% Jr. Sub. Perpetual Bonds[2,11]	2,370,000	2,488,500
Goldman Sachs Capital II, 4% Jr. Sub. Perpetual Bonds[2,11]	296,000	255,966
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	1,367,000	1,357,975
3.75% Sr. Unsec. Nts., 2/25/26	1,323,000	1,352,618
3.85% Sr. Unsec. Nts., 1/26/27	2,706,000	2,758,878
5.70% Jr. Sub. Perpetual Bonds, Series L2,11	26,600,000	27,497,750
Morgan Stanley:
4.375% Sr. Unsec. Nts., 1/22/47	1,882,000	1,945,327
5.00% Sub. Nts., 11/24/25	2,154,000	2,358,613

17      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Capital Markets (Continued)
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[3]	$2,277,000	$2,345,310
Northern Trust Corp., 3.375% Sub. Nts., 5/8/32[2]	991,000	1,001,739
Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	1,318,000	1,332,586
S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	1,529,000	1,542,388
TD Ameritrade Holding Corp., 3.30% Sr. Unsec. Nts., 4/1/27	1,389,000	1,397,694
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts., 4/15/26[3]	1,387,000	1,454,296
4.253% Sr. Unsec. Nts., 3/23/28[3]	943,000	986,459
		57,361,426
Commercial Banks—5.4%
Australia & New Zealand Banking Group Ltd., 2.625% Unsec. Nts., 5/19/22	2,293,000	2,302,454
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	1,907,000	1,851,825
3.824% Sr. Unsec. Nts., 1/20/28[2]	1,401,000	1,428,027
7.75% Jr. Sub. Nts., 5/14/38	1,557,000	2,210,010
8.00% Jr. Sub. Perpetual Bonds, Series K2,11	26,470,000	27,363,362
Barclays plc, 4.375% Sr. Unsec. Nts., 1/12/26	2,864,000	2,992,760
BB&T Corp., 2.05% Sr. Unsec. Nts., 5/10/21	2,218,000	2,214,662
BPCE SA, 3% Sr. Unsec. Nts., 5/22/22[3]	2,319,000	2,332,712
Citigroup, Inc.:
4.281% Sr. Unsec. Nts., 4/24/48[2]	2,326,000	2,343,578
4.75% Sub. Nts., 5/18/46	1,093,000	1,124,796
Citizens Bank NA (Providence RI):
2.55% Sr. Unsec. Nts., 5/13/21	1,309,000	1,315,097
2.65% Sr. Unsec. Nts., 5/26/22	553,000	554,028
Credit Agricole SA (London), 4.125% Sr. Unsec. Nts., 1/10/27[3]	2,419,000	2,505,936
Danske Bank AS, 2.80% Sr. Unsec. Nts., 3/10/21[3]	1,359,000	1,382,614
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	1,368,000	1,404,285
First Republic Bank, 4.375% Sub. Nts., 8/1/46	942,000	925,178
Glencore Funding LLC, 4% Sr. Unsec. Nts., 4/16/25[3]	1,348,000	1,354,553
HSBC Holdings plc, 4.041% Sr. Unsec. Nts., 3/13/28[2]	1,093,000	1,131,094
Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	1,470,000	1,508,208
ING Bank NV, 2.75% Sr. Unsec. Nts., 3/22/21[3]	1,671,000	1,692,380
ING Groep NV, 3.95% Sr. Unsec. Nts., 3/29/27	1,005,000	1,041,851
JPMorgan Chase & Co.:
3.54% Sr. Unsec. Nts., 5/1/28[2]	1,990,000	2,004,213
3.782% Sr. Unsec. Nts., 2/1/28[2]	4,036,000	4,139,984
4.26% Sr. Unsec. Nts., 2/22/48[2]	939,000	970,411
7.90% Jr. Sub. Perpetual Bonds, Series 1[2,11]	25,750,000	26,755,538
KeyBank NA (Cleveland OH), 3.40% Sub. Nts., 5/20/26	1,878,000	1,863,100
Lloyds Banking Group plc:
6.413% Jr. Sub. Perpetual Bonds[2,3,11]	125,000	139,375
6.657% Jr. Sub. Perpetual Bonds[2,3,11]	1,913,000	2,137,778
Manufacturers & Traders Trust Co., 2.50% Sr. Unsec. Nts., 5/18/22	1,981,000	1,988,377
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec. Nts., 5/19/27	2,064,000	2,070,114
Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	1,896,000	1,902,972

18      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Commercial Banks (Continued)
Royal Bank of Scotland Group plc, 3.498% Sr. Unsec. Nts., 5/15/23[2]	$1,636,000	$1,641,062
Skandinaviska Enskilda Banken AB, 2.80% Sr. Unsec. Nts., 3/11/22	2,347,000	2,383,806
Standard Chartered plc, 2.68% Jr. Sub. Perpetual Bonds[2,3,11]	100,000	85,300
SunTrust Bank (Atlanta GA), 3.30% Sub. Nts., 5/15/26	991,000	976,877
Swedbank AB:
2.65% Sr. Unsec. Nts., 3/10/21[3]	1,440,000	1,461,231
2.80% Sr. Unsec. Nts., 3/14/22[3]	940,000	953,988
UniCredit SpA, 4.625% Sr. Unsec. Nts., 4/12/27[3]	1,878,000	1,921,376
US Bancorp:
3.10% Sub. Nts., 4/27/26	1,392,000	1,391,634
3.15% Sr. Unsec. Nts., 4/27/27	556,000	559,776
Wells Fargo & Co.:
3.584% Sr. Unsec. Nts., 5/22/28[2]	1,863,000	1,886,748
4.75% Sub. Nts., 12/7/46	1,396,000	1,474,656
7.98% Jr. Sub. Perpetual Bonds, Series K2,11	24,815,000	25,776,581
		145,464,307
Consumer Finance—0.3%
American Express Credit Corp.:
2.70% Sr. Unsec. Nts., 3/3/22	1,399,000	1,415,459
3.30% Sr. Unsec. Nts., 5/3/27	1,393,000	1,398,007
Capital One Financial Corp., 3.75% Sr. Unsec. Nts., 3/9/27	918,000	921,942
Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	1,201,000	1,198,020
4.10% Sr. Unsec. Nts., 2/9/27	932,000	942,712
Electricite de France SA, 6.50% Sr. Unsec. Nts., 1/26/19[3]	1,399,000	1,502,456
		7,378,596
Diversified Financial Services—0.2%
Berkshire Hathaway Energy Co., 2% Sr. Unsec. Nts., 11/15/18	690,000	692,127
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[3]	1,191,000	1,214,076
Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[3]	1,199,000	1,197,983
Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[2]	2,235,000	2,352,338
		5,456,524
Insurance—1.2%
Arch Capital Finance LLC, 4.011% Sr. Unsec. Nts., 12/15/26	1,393,000	1,452,258
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	1,451,000	1,527,546
Great-West Lifeco Finance Delaware LP, 4.15% Sr. Unsec. Nts., 6/3/47[3]	230,000	228,961
Manulife Financial Corp., 4.061% Sub. Nts., 2/24/32[2]	1,402,000	1,423,580
Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47	1,009,000	1,065,860
MetLife, Inc.:
5.25% Jr. Sub. Perpetual Bonds[2,11]	1,672,000	1,740,970
10.75% Jr. Sub. Nts., 8/1/39	10,900,000	17,794,250
Progressive Corp. (The), 4.125% Sr. Unsec. Nts., 4/15/47	1,847,000	1,920,291
Prudential Financial, Inc.:
5.20% Jr. Sub. Nts., 3/15/44[2]	1,779,000	1,881,292
5.375% Jr. Sub. Nts., 5/15/45[2]	576,000	619,373

19      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Insurance (Continued)
TIAA Asset Management Finance Co. LLC, 4.125% Sr. Unsec. Nts., 11/1/24[3]	$2,153,000	$2,239,525
		31,893,906
Real Estate Investment Trusts (REITs)—0.3%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	922,000	998,531
5.90% Sr. Unsec. Nts., 11/1/21	1,053,000	1,190,635
Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	2,182,000	2,233,698
WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[3]	1,997,000	1,997,743
Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	475,000	476,866
		6,897,473
Health Care—1.0%
Biotechnology—0.3%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	1,077,000	1,103,017
4.70% Sr. Unsec. Nts., 5/14/45	368,000	382,056
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	640,000	713,872
Celgene Corp.:
3.875% Sr. Unsec. Nts., 8/15/25	1,043,000	1,092,012
5.00% Sr. Unsec. Nts., 8/15/45	257,000	281,696
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	1,042,000	1,106,678
Shire Acquisitions Investments Ireland DAC:
1.90% Sr. Unsec. Nts., 9/23/19	2,332,000	2,324,628
3.20% Sr. Unsec. Nts., 9/23/26	1,791,000	1,752,365
		8,756,324
Health Care Equipment & Supplies—0.4%
Abbott Laboratories:
2.35% Sr. Unsec. Nts., 11/22/19	2,307,000	2,322,485
3.75% Sr. Unsec. Nts., 11/30/26	1,878,000	1,919,107
Becton Dickinson & Co.:
2.404% Sr. Unsec. Nts., 6/5/20[8]	1,442,000	1,445,909
3.70% Sr. Unsec. Nts., 6/6/27[8]	1,706,000	1,708,771
Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	1,783,000	1,841,522
Medtronic, Inc., 4.625% Sr. Unsec. Nts., 3/15/45	1,096,000	1,220,230
		10,458,024
Health Care Providers & Services—0.1%
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[3]	897,000	1,000,155
Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	1,386,000	1,408,955
McKesson Corp., 4.883% Sr. Unsec. Nts., 3/15/44	880,000	948,972
		3,358,082
Life Sciences Tools & Services—0.1%
Quintiles IMS, Inc., 5% Sr. Unsec. Nts., 10/15/26[3]	866,000	896,120

20      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Life Sciences Tools & Services (Continued)
Thermo Fisher Scientific, Inc.:
4.15% Sr. Unsec. Nts., 2/1/24	$848,000	$908,024
5.30% Sr. Unsec. Nts., 2/1/44	704,000	813,331
		2,617,475
Pharmaceuticals—0.1%
Allergan Funding SCS:
2.35% Sr. Unsec. Nts., 3/12/18	717,000	720,274
3.80% Sr. Unsec. Nts., 3/15/25	1,420,000	1,467,916
		2,188,190
Industrials—1.3%
Aerospace & Defense—0.3%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[3]	1,739,000	1,811,389
Hexcel Corp., 3.95% Sr. Unsec. Nts., 2/15/27	862,000	891,554
L3 Technologies, Inc., 3.85% Sr. Unsec. Nts., 12/15/26	597,000	616,128
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	1,275,000	1,434,088
Textron, Inc.:
3.65% Sr. Unsec. Nts., 3/15/27	577,000	584,417
3.875% Sr. Unsec. Nts., 3/1/25	628,000	648,247
4.30% Sr. Unsec. Nts., 3/1/24	1,164,000	1,238,041
United Technologies Corp., 1.778% Jr. Sub. Nts., 5/4/18[2]	403,000	403,750
		7,627,614
Air Freight & Couriers—0.0%
FedEx Corp., 4.40% Sr. Unsec. Nts., 1/15/47	439,000	443,004
Building Products—0.1%
Johnson Controls International plc:
1.40% Sr. Unsec. Nts., 11/2/17	409,000	408,398
4.50% Sr. Unsec. Nts., 2/15/47	573,000	604,389
Owens Corning, 3.40% Sr. Unsec. Nts., 8/15/26	1,596,000	1,582,835
		2,595,622
Commercial Services & Supplies—0.2%
Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	1,794,000	1,832,883
Republic Services, Inc., 3.80% Sr. Unsec. Nts., 5/15/18	1,980,000	2,019,078
Waste Management, Inc., 4.10% Sr. Unsec. Nts., 3/1/45	557,000	575,880
		4,427,841
Electrical Equipment—0.1%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[3]	2,260,000	2,308,025
Industrial Conglomerates—0.0%
Roper Technologies, Inc.:
3.80% Sr. Unsec. Nts., 12/15/26	294,000	303,967
3.85% Sr. Unsec. Nts., 12/15/25	1,150,000	1,192,034
		1,496,001

21      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Machinery—0.1%
Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19[3]	$2,365,000	$2,355,751
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	948,000	957,744
Wabtec Corp., 3.45% Sr. Unsec. Nts., 11/15/26[3]	929,000	921,301
		4,234,796
Professional Services—0.1%
Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[3]	1,948,000	1,948,470
Road & Rail—0.2%
Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	444,000	493,897
ERAC USA Finance LLC, 6.375% Sr. Unsec. Nts., 10/15/17[3]	1,873,000	1,904,809
Norfolk Southern Corp., 4.65% Sr. Unsec. Nts., 1/15/46	734,000	806,849
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40% Sr. Unsec. Nts., 11/15/26[3]	1,938,000	1,905,046
		5,110,601
Trading Companies & Distributors—0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95% Sr. Unsec. Nts., 2/1/22	2,315,000	2,423,620
Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	983,000	978,423
3.625% Sr. Unsec. Nts., 4/1/27	1,003,000	1,009,461
		4,411,504
Information Technology—1.0%
Electronic Equipment, Instruments, & Components—0.1%
CDW LLC/CDW Finance Corp., 5.50% Sr. Unsec. Nts., 12/1/24	368,000	399,280
Tech Data Corp., 4.95% Sr. Unsec. Nts., 2/15/27	1,795,000	1,894,911
		2,294,191
Internet Software & Services—0.0%
VeriSign, Inc., 5.25% Sr. Unsec. Nts., 4/1/25	670,000	714,388
IT Services—0.4%
Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	1,138,000	1,134,275
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20[3]	1,678,000	1,702,641
4.75% Sr. Unsec. Nts., 4/15/27[3]	1,797,000	1,888,444
Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	1,804,000	1,804,000
2.85% Sr. Unsec. Nts., 10/15/18	550,000	557,376
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	2,036,000	2,044,967
		9,131,703
Semiconductors & Semiconductor Equipment—0.1%
Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	621,000	714,856
QUALCOMM, Inc., 3.25% Sr. Unsec. Nts., 5/20/27	1,136,000	1,134,171
		1,849,027

22      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Software—0.3%
Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	$674,000	$674,626
4.375% Sr. Unsec. Nts., 6/15/25	705,000	748,981
Dell International LLC/EMC Corp.:
3.48% Sr. Sec. Nts., 6/1/19[3]	2,296,000	2,351,425
6.02% Sr. Sec. Nts., 6/15/26[3]	1,409,000	1,556,814
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[3]	1,538,000	1,624,513
Oracle Corp., 2.40% Sr. Unsec. Nts., 9/15/23	1,390,000	1,378,168
		8,334,527
Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	1,287,000	1,380,449
Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17	526,000	527,438
6.35% Sr. Unsec. Nts., 10/15/45	984,000	1,060,042
		2,967,929
Materials—1.0%
Chemicals—0.5%
Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	931,000	935,573
4.125% Sr. Unsec. Nts., 3/15/35	465,000	458,019
CF Industries, Inc., 4.50% Sr. Sec. Nts., 12/1/26[3]	1,066,000	1,104,420
Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	2,243,000	2,256,025
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	2,242,000	2,365,310
RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22	1,882,000	1,947,091
3.75% Sr. Unsec. Nts., 3/15/27	581,000	594,949
Valspar Corp. (The):
3.30% Sr. Unsec. Nts., 2/1/25	638,000	636,105
3.95% Sr. Unsec. Nts., 1/15/26	1,122,000	1,154,973
Yara International ASA, 3.80% Sr. Unsec. Nts., 6/6/26[3]	1,405,000	1,401,403
		12,853,868
Construction Materials—0.2%
CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[3]	839,000	950,381
James Hardie International Finance Ltd., 5.875% Sr. Unsec. Nts., 2/15/23[3]	1,077,000	1,138,927
LafargeHolcim Finance US LLC, 3.50% Sr. Unsec. Nts., 9/22/26[3]	558,000	554,459
Vulcan Materials Co., 3.90% Sr. Unsec. Nts., 4/1/27	1,243,000	1,274,324
		3,918,091
Containers & Packaging—0.2%
Ball Corp., 5.25% Sr. Unsec. Nts., 7/1/25	98,000	106,844
International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	1,088,000	1,051,710
4.80% Sr. Unsec. Nts., 6/15/44	914,000	968,650
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	525,000	539,072

23      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Containers & Packaging (Continued)
Packaging Corp. of America: (Continued) 4.50% Sr. Unsec. Nts., 11/1/23	$1,673,000	$1,819,647
Silgan Holdings, Inc., 4.75% Sr. Unsec. Nts., 3/15/25[3]	1,855,000	1,892,100
		6,378,023
Metals & Mining—0.1%
Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	622,000	685,589
Rio Tinto Finance USA Ltd., 3.75% Sr. Unsec. Nts., 6/15/25	926,000	975,037
		1,660,626
Paper & Forest Products—0.0%
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	1,231,000	1,249,465
Telecommunication Services—0.6%
Diversified Telecommunication Services—0.6%
AT&T, Inc.:
3.80% Sr. Unsec. Nts., 3/15/22	2,019,000	2,106,128
4.35% Sr. Unsec. Nts., 6/15/45	1,843,000	1,669,559
British Telecommunications plc, 9.375% Sr. Unsec. Nts., 12/15/30	1,900,000	2,907,807
Deutsche Telekom International Finance BV, 3.60% Sr. Unsec. Nts., 1/19/27[3]	1,124,000	1,150,516
Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	2,278,000	2,305,894
4.103% Sr. Unsec. Nts., 3/8/27	627,000	649,390
5.213% Sr. Unsec. Nts., 3/8/47	1,048,000	1,106,469
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	799,000	1,033,418
Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	1,615,000	1,572,503
4.125% Sr. Unsec. Nts., 8/15/46	952,000	849,237
4.522% Sr. Unsec. Nts., 9/15/48	1,193,000	1,127,779
		16,478,700
Utilities—1.2%
Electric Utilities—1.0%
AEP Texas, Inc., 3.85% Sr. Unsec. Nts., 10/1/25[3]	1,159,000	1,216,241
Cleco Corporate Holdings LLC, 3.743% Sr. Sec. Nts., 5/1/26	1,144,000	1,157,165
Duke Energy Corp., 3.75% Sr. Unsec. Nts., 9/1/46	1,086,000	1,020,588
Edison International, 2.95% Sr. Unsec. Nts., 3/15/23	1,392,000	1,406,182
Emera US Finance LP, 2.15% Sr. Unsec. Nts., 6/15/19	75,000	75,071
Enel Finance International NV:
3.625% Sr. Unsec. Nts., 5/25/27[3]	1,138,000	1,123,778
6.25% Sr. Unsec. Nts., 9/15/17[3]	2,101,000	2,127,666
Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	558,000	571,854
Great Plains Energy, Inc.:
2.50% Sr. Unsec. Nts., 3/9/20	1,046,000	1,057,088
4.85% Sr. Unsec. Nts., 4/1/47	914,000	943,250
Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	430,000	465,786
ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	588,000	682,007

24      OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Electric Utilities (Continued)
NextEra Energy Capital Holdings, Inc., 1.586% Sr. Unsec. Nts., 6/1/17	$2,351,000	$2,351,000
Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	368,000	389,551
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[3]	2,970,000	3,225,812
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	1,953,000	2,066,500
Southern Co. Gas Capital Corp., 4.40% Sr. Unsec. Nts., 5/30/47	822,000	840,653
Southern Power Co., 1.95% Sr. Unsec. Nts., 12/15/19	2,039,000	2,032,361
TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	2,102,000	2,143,374
Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[3]	1,394,000	1,457,288
		26,353,215
Multi-Utilities—0.2%
Dominion Energy, Inc.:
1.875% Sr. Unsec. Nts., 1/15/19	1,052,000	1,051,090
4.90% Sr. Unsec. Nts., 8/1/41	920,000	997,573
NiSource Finance Corp., 3.49% Sr. Unsec. Nts., 5/15/27	1,667,000	1,693,205
Public Service Enterprise Group, Inc., 1.60% Sr. Unsec. Nts., 11/15/19	1,897,000	1,873,927
		5,615,795
Total Non-Convertible Corporate Bonds and Notes (Cost $557,027,182)		576,543,886
Convertible Corporate Bond and Note—0.8%
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25% Cv. Sr. Unsec. Nts., 12/1/40 (Cost $20,817,296)[3]	20,500,000	21,231,850
Corporate Loans—2.0%
Axalta Coating Systems US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.18%, 6/30/24[2,8]	13,150,000	13,230,544
Axalta Coating Systems US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.665%, 2/1/23[2,8]	13,150,000	13,257,672
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.397%, 10/6/23[2]	17,000,000	17,185,827
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/25/20[2]	3,276,138	2,584,054
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 3.993%, 6/9/23[2]	5,969,925	5,987,649
Total Corporate Loans (Cost $52,590,836)		52,245,746

	Counter-	Exercise	Expiration
	party	Price	Date		Contracts
Over-the-Counter Option Purchased—0.0%
CNH Currency Put[1] (Cost $2,350,110)	CITNA-B	CNH7.300	11/29/17	CNH	758,100,000	329,774

25      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

		Pay/Receive
	Counter-	Floating	Floating	Fixed	Expiration	Notional Amount
	party	Rate	Rate	Rate	Date		(000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased—0.1%
Interest Rate Swap maturing 1/28/30 Call[1]	GSCOI	Receive	Three- Month USD BBA LIBOR	2.974%	1/24/20	USD	60,450	$1,662,060
Interest Rate Swap maturing 11/21/28 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	0.850	11/19/18	JPY	512,000	12,154
Interest Rate Swap maturing 11/22/27 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	1.070	11/20/17	JPY	8,437,000	365
Interest Rate Swap maturing 7/25/28 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	1.050	7/23/18	JPY	2,000,000	13,075
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $4,937,969)								1,687,654

	Shares
Investment Companies—20.6%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.74%[12,13]	70,615,876	70,615,876
Oppenheimer Master Loan Fund, LLC[12]	15,497,138	254,675,588
Oppenheimer Ultra-Short Duration Fund, Cl. Y12	39,887,867	199,838,212
SPDR Gold Trust Exchange Traded Fund[1,14]	201,900	24,353,178
Total Investment Companies (Cost $552,993,821)		549,482,854
Total Investments, at Value (Cost $2,992,828,383)	116.4%	3,103,994,636
Net Other Assets (Liabilities)	(16.4)	(436,371,544)
Net Assets	100.0%	$2,667,623,092

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $252,103,044 or 9.45% of the Fund’s net assets at period end.

4. Restricted security. The aggregate value of restricted securities at period end was $11,061,028, which represents 0.41% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation

Airspeed Ltd., Series 2007-1A, Cl. G2, 1.269%, 6/15/32	4/8/11	$6,786,106	$6,207,690	$578,416
Blade Engine Securitization Ltd., Series 2006-1A, Cl. A1, 1.989%, 9/15/41	5/15/13	1,077,014	678,785	398,229

26      OPPENHEIMER CAPITAL INCOME FUND

Footnotes to Consolidated Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation

Raspro Trust, Series 2005-1A, Cl. G, 1.552%, 3/23/24	6/11/13-7/7/15	$4,182,611	$4,174,553	$8,058

		$12,045,731	$11,061,028	$984,703

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $6,295,699 or 0.24% of the Fund’s net assets at period end.

6. Interest rate is less than 0.0005%.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $99,123 or less than 0.005% of the Fund’s net assets at period end.

8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

9. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,366,889. See Note 6 of the accompanying Consolidated Notes.

10. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $2,825,251. See Note 6 of the accompanying Consolidated Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2016	Gross Additions	Gross Reductions	Shares May 31, 2017

Oppenheimer Institutional
Government Money Market Fund, Cl. E	103,649,970	552,245,585	585,279,679	70,615,876
Oppenheimer Master Loan Fund, LLC	15,497,138	—	—	15,497,138
Oppenheimer Ultra-Short Duration Fund, Cl. Y	18,286,561	37,721,066	16,119,760	39,887,867

		Value	Income	Realized Gain

Oppenheimer Institutional Government Money Market Fund, Cl. E		$70,615,876	$202,286	$—
Oppenheimer Master Loan Fund, LLC		254,675,588	11,549,171[a]	302,921[a]

27      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

	Value	Income	Realized Gain

Oppenheimer Ultra-Short Duration Fund, Cl. Y	$199,838,212	$1,002,223	$40,649

Total	$525,129,676	$12,753,680	$343,570

a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

13. Rate shown is the 7-day yield at period end.

14. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

Forward Currency Exchange Contracts as of May 31, 2017
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation

BOA	06/2017	USD	25,422	THB	892,000	$—	$765,243
CITNA-B	06/2017	EUR	5,990	USD	6,427	306,073	—
CITNA-B	06/2017	USD	1,421	CAD	1,945	—	18,928
DEU	06/2017	USD	21,658	CAD	29,020	170,881	—
GSCO-OT	06/2017	USD	17,905	AUD	23,730	276,517	—
JPM	11/2017	USD	17,184	CNH	122,000	—	552,372
JPM	06/2017	USD	25,359	EUR	23,905	—	1,510,683
JPM	06/2017	USD	17,759	JPY	2,024,000	—	525,317
TDB	06/2017	EUR	11,950	USD	12,800	632,325	—

Total Unrealized Appreciation and Depreciation						$1,385,796	$3,372,543

Futures Contracts as of May 31, 2017
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

Euro-BONO	EUX	Sell	6/8/17	93	$14,618,704	$(326,151)
Euro-BTP	EUX	Sell	6/8/17	176	26,323,056	(524,120)
Euro-BUND	EUX	Buy	6/8/17	263	47,955,990	469,532
Euro-OAT	EUX	Sell	6/8/17	83	14,132,091	(446,700)
United States Treasury Long Bonds	CBT	Buy	9/20/17	75	11,535,938	24,301
United States Treasury Nts., 10 yr.	CBT	Sell	9/20/17	622	78,556,656	(316,916)
United States Treasury Nts., 2 yr.	CBT	Buy	9/29/17	247	53,471,641	14,598
United States Treasury Nts., 2 yr.	CBT	Sell	9/29/17	384	83,130,000	(28,767)
United States Treasury Nts., 5 yr.	CBT	Buy	9/29/17	18	2,129,625	3,553
United States Ultra Bonds	CBT	Buy	9/20/17	239	39,464,875	454,080

						$(676,590)

Over-the-Counter Options Written at May 31, 2017
		Exercise	Expiration			Premiums
Description	Counterparty	Price	Date	Number of Contracts		Received	Value

CNH Currency Put	CITNA-B CNH	8.000	11/29/17	CNH	(830,800,000)	$864,032	$—

28      OPPENHEIMER CAPITAL INCOME FUND

Centrally Cleared Credit Default Swaps at May 31, 2017
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date		Notional Amount (000’s)	Premiums Received/(Paid)	Value

CDX.HY.28	Sell	5.000%	6/20/22	USD	21,815	$(1,380,829)	$1,796,186

CDX.IG.23	Sell	1.000	12/20/19	USD	25,000	(177,124)	479,070

CDX.IG.25	Sell	1.000	12/20/20	USD	4,800	(50,881)	109,171

CDX.IG.26	Sell	1.000	6/20/21	USD	6,400	(86,068)	156,256

CDX.IG.28	Sell	1.000	6/20/22	USD	1,940	(35,158)	38,696

CDX.NA.HY.21	Buy	5.000	12/20/18	USD	14,535	900,363	(914,540)

CDX.NA.HY.25	Buy	5.000	12/20/20	USD	6,615	346,920	(570,798)

CDX.NA.HY.26	Buy	5.000	6/20/21	USD	19,008	929,914	(1,761,650)

iTraxx.Main.25	Buy	1.000	6/20/21	EUR	33,000	572,069	(832,843)

iTraxx.Main.26	Buy	1.000	12/20/21	EUR	1,000	11,456	(24,016)

Neiman Marcus Group LLC (The)	Buy	5.000	12/20/20	USD	3,095	179,341	781,653

Total Centrally Cleared Credit Default Swaps						$1,210,003	$(742,815)

Over-the-Counter Credit Default Swaps at May 31, 2017
Reference Asset	Counterparty	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received/(Paid)	Value

CDX.NA.HY.21	CITNA-B	Sell	5.000	12/20/18 USD	1,812	$1,011,495	$(228,270)
CDX.NA.HY.21	GSCOI	Sell	5.000	12/20/18 USD	551	301,068	(69,394)
CDX.NA.HY.25	GSCOI	Sell	5.000	12/20/20 USD	2,244	1,489,410	(807,380)
Malaysia	BAC	Buy	1.000	12/20/21 USD	1,500	(25,268)	(9,629)
Malaysia	BNP	Buy	1.000	12/20/21 USD	7,500	(129,984)	(48,143)
Malaysia	MOS	Buy	1.000	12/20/21 USD	7,500	(126,336)	(48,143)
Total Over-the-Counter Credit Default Swaps						$2,520,385	$(1,210,959)

29      OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**

Investment Grade Corporate
Debt Indexes	$38,140,000	$ —	BBB+
Non-Investment Grade Corporate
Debt Indexes	26,422,122	21,150,000	BB

Total	$64,562,122	$21,150,000

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
JPM	JPMorgan Chase Bank NA
MOS	Morgan Stanley & Co., Inc.
TDB	Toronto Dominion Bank

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Offshore Chinese Renminbi
EUR	Euro
JPY	Japanese Yen
THB	Thailand Baht

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BONO	Spanish Government Bonds
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
CDX.HY.28	Markit CDX High Yield Index
CDX.IG.23	Markit CDX Investment Grade Index
CDX.IG.25	Markit CDX Investment Grade Index
CDX.IG.26	Markit CDX Investment Grade Index
CDX.IG.28	Markit CDX Investment Grade Index
CDX.NA.HY.21	Markit CDX North American High Yield
CDX.NA.HY.25	Markit CDX North American High Yield

30      OPPENHEIMER CAPITAL INCOME FUND

Definitions (Continued)

CDX.NA.HY.26	Markit CDX North American High Yield
iTraxx.Main.25	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx.Main.26	Credit Default Swap Trading Index for a Specific Basket of Securities
OAT	French Government Bonds

Exchange Abbreviations
CBT	Chicago Board of Trade
EUX	European Stock Exchange

31      OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

1. Organization

Oppenheimer Capital Income Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Capital Income Fund Cayman Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals (“Gold ETFs”). The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund.

At period end, the Fund owned 9,705 shares with net assets of $24,342,032 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

32      OPPENHEIMER CAPITAL INCOME FUND

3. Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will

33      OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

34      OPPENHEIMER CAPITAL INCOME FUND

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$35,043,309	$—	$—	$35,043,309
Consumer Staples	66,190,484	—	—	66,190,484
Energy	86,934,941	—	—	86,934,941
Financials	159,215,932	—	—	159,215,932
Health Care	138,751,527	14,936,435	—	153,687,962
Industrials	188,243,880	—	—	188,243,880
Information Technology	120,839,459	—	—	120,839,459
Materials	56,287,107	—	—	56,287,107
Telecommunication Services	72,424,402	—	—	72,424,402
Utilities	57,011,005	—	—	57,011,005
Preferred Stocks	27,666,000	6,536,325	—	34,202,325
Asset-Backed Securities	—	202,598,851	678,785	203,277,636
Mortgage-Backed Obligations	—	664,363,357	—	664,363,357
U.S. Government Obligations	—	4,751,073	—	4,751,073
Non-Convertible Corporate Bonds and Notes	—	576,543,886	—	576,543,886
Convertible Corporate Bond and Note	—	21,231,850	—	21,231,850
Corporate Loans	—	52,245,746	—	52,245,746
Over-the-Counter Option Purchased	—	329,774	—	329,774
Over-the-Counter Interest Rate
Swaptions Purchased	—	1,687,654	—	1,687,654
Investment Companies	294,807,266	254,675,588	—	549,482,854

Total Investments, at Value	1,303,415,312	1,799,900,539	678,785	3,103,994,636
Other Financial Instruments:
Centrally cleared swaps, at value	—	3,361,032	—	3,361,032
Futures contracts	966,064	—	—	966,064
Forward currency exchange contracts	—	1,385,796	—	1,385,796

Total Assets	$1,304,381,376	$1,804,647,367	$678,785	$3,109,707,528

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(1,210,959)	$—	$(1,210,959)
Centrally cleared swaps, at value	—	(4,103,847)	—	(4,103,847)

35    OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Other Financial Instruments: (Continued)
Futures contracts	$(1,642,654)	$—	$—	$(1,642,654)
Forward currency exchange contracts	—	(3,372,543)	—	(3,372,543)

Total Liabilities	$(1,642,654)	$(8,687,349)	$—	$(10,330,003)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can

36      OPPENHEIMER CAPITAL INCOME FUND

4. Investments and Risks (Continued)

affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek income. The Fund’s investment in the Master Fund is included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund. The Fund owns 16.3% of the Master Fund at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

37      OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$478,398,152
Sold securities	2,250,974

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $899,832 of collateral to the Fund for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.

38      OPPENHEIMER CAPITAL INCOME FUND

4. Investments and Risks (Continued)

These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

39      OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease

40      OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $40,023,626 and $197,785,846, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $213,987,459 and $123,787,596 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

41      OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Interest Rate Options. The Fund may purchase or write call and put options on treasury and/or euro futures to increase or decrease exposure to interest rate risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $1,754,103 on purchased put options.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or,

42      OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

During the reporting period, the Fund had an ending monthly average market value of $345,399 on written put options.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Written option activity for the reporting period was as follows:

	Number of Contracts	Amount of Premiums
Options outstanding as of August 31, 2016	525,000,000	$652,400
Options written	1,265,720,000	1,482,500
Options exercised	(959,920,000)	(1,270,868)

Options outstanding as of May 31, 2017	830,800,000	$864,032

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk

43      OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amounts of $120,405,019 and $53,353,390 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest

44      OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.

For the reporting period, the Fund had ending monthly average notional amounts of $6,721,126 on interest rate swaps which receive a fixed rate.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

The Fund may purchase swaptions which give it the option to buy or sell credit protection through credit default swaps in order to decrease or increase exposure to the credit risk of individual issuers and/ or indexes of issuers. A swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A swaption buying protection becomes more valuable as the likelihood of a credit event on the reference

45      OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

asset increases.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to sell or buy credit protection through credit default swaps in order to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A written swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A written swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the reporting period, the Fund had an ending monthly average market value of $2,113,766 and $41,147 on purchased and written swaptions, respectively.

Written swaption activity for the reporting period was as follows:

	Notional Amount	Amount of Premiums
Swaptions outstanding as of August 31, 2016	42,849,000	$228,806
Swaptions exercised	(42,849,000)	(228,806)

Swaptions outstanding as of May 31, 2017	—	$—

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $1,459,327.

ISDA master agreements include credit related contingent features which allow

46      OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that

47      OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,993,842,386
Federal tax cost of other investments	(66,120,268)

Total federal tax cost	$2,927,722,118

Gross unrealized appreciation	$188,127,671
Gross unrealized depreciation	(77,991,547)

Net unrealized appreciation	$110,136,124

48      OPPENHEIMER CAPITAL INCOME FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/14/2017